FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Credit risk (Details) - Trade and other receivables	Jun. 30, 2022 USD ($)
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Gross carrying amount-trade receivables	$ 118,254,304
Loss allowance	7,142,252
Current
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Gross carrying amount-trade receivables	$ 78,359,306
Expected loss rate	0.25%
Loss allowance	$ 199,472
More Than 15 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Gross carrying amount-trade receivables	$ 4,499,792
Expected loss rate	0.48%
Loss allowance	$ 21,764
More Than 30 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Gross carrying amount-trade receivables	$ 2,046,717
Expected loss rate	0.40%
Loss allowance	$ 8,113
More Than 60 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Gross carrying amount-trade receivables	$ 3,245,229
Expected loss rate	0.22%
Loss allowance	$ 7,033
More Than 90 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Gross carrying amount-trade receivables	$ 9,650,281
Expected loss rate	0.17%
Loss allowance	$ 16,089
More Than 120 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Gross carrying amount-trade receivables	$ 776,148
Expected loss rate	0.17%
Loss allowance	$ 1,294
More Than 180 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Gross carrying amount-trade receivables	$ 12,810,095
Expected loss rate	0.17%
Loss allowance	$ 21,751
More Than 365 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Gross carrying amount-trade receivables	$ 6,866,736
Expected loss rate	100.00%
Loss allowance	$ 6,866,736